Statements Of Financial Condition (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments in U.S. Treasury notes - amortized cost	$ 35,466,355	$ 27,555,881	$ 71,463,383
Cash denominated in foreign currencies, cost	1,181,038	2,849,059	8,299,507
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	160,129,691	190,875,374	205,231,935
Cash denominated in foreign currencies , cost	$ 684,824	$ 195,152	$ 0
Managing Owner Interest [Member]
Units outstanding	5,384.326	5,128.014	7,168.282
Series 1 Unitholders [Member]
Units outstanding	173,474.389	199,292.051	269,666.902
Series 2 Unitholders [Member]
Units outstanding	39.121	39.121	139.796
Series 3 Unitholders [Member]
Units outstanding	13,748.269	13,848.201	19,432.989
Series 4 Unitholders [Member]
Units outstanding	2,539.152	2,216.197	1,906.624